UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2007

Date of reporting period:	9/30/2007

Item 1.	Schedule of Investments

VCA 2

Schedule of Investments as of September 30, 2007. (Unaudited)

LONG-TERM INVESTMENTS - 99.2% COMMON STOCKS - 98.1%	Shares	Value
Biotechnology - 2.8%
Amgen Inc. (a)	152,300	$8,615,611
Gilead Sciences, Inc. (a)	114,600	4,683,702

		13,299,313

Capital Markets - 3.9%
Bank of New York Mellon Corp. (The)	177,170	7,820,284
TD Ameritrade Holding Corp. (a)	189,500	3,452,690
UBS AG	143,000	7,614,750

		18,887,724

Chemicals - 1.0%
EI du Pont de Nemours & Co.	95,700	4,742,892

Commercial Services & Supplies - 1.7%
Waste Management, Inc.	219,100	8,268,834

Communications Equipment - 1.4%
QUALCOMM, Inc.	155,900	6,588,334

Computers & Peripherals - 3.8%
Apple, Inc. (a)	40,900	6,279,786
Lexmark International Inc., Cl.A (a)	105,200	4,368,956
Seagate Technology	294,200	7,525,636

		18,174,378

Consumer Finance - 1.1%
SLM Corp.	103,200	5,125,944

Diversified Consumer Services - 2.9%
Career Education Corp. (a)	198,100	5,544,819
H&R Block, Inc.	388,800	8,234,784

		13,779,603

Diversified Financial Services - 1.3%
Citigroup, Inc.	137,900	6,435,793

Electric Utilities - 2.6%
Entergy Corp.	60,900	6,594,861
Progress Energy Inc.	126,700	5,935,895

		12,530,756

Electronic Equipment & Instruments - 1.3%
Sony Corp., ADR (Japan)	126,000	6,055,560

Food & Staples Retailing - 2.7%
Kroger Co. (The)	268,700	7,663,324
Wal-Mart Stores, Inc.	126,000	5,499,900

		13,163,224

Food Products - 4.1%
Cadbury Schweppes PLC., ADR (United Kingdom)	238,700	11,104,324
ConAgra Foods, Inc.	333,400	8,711,742

		19,816,066

Health Care Providers & Services - 1.8%
Omnicare, Inc.	255,600	8,468,028

Hotels, Restaurants & Leisure - 1.2%
International Game Technology	136,700	5,891,770

Household Products - 1.1%
Kimberly-Clark Corp.	78,000	5,480,280

Independent Power Producers & Energy Traders - 1.6%
NRG Energy, Inc. (a)	176,800	7,476,872

Industrial Conglomerates - 2.0%
General Electric Co.	232,300	9,617,220

Insurance - 6.0%
American International Group, Inc.	173,200	11,716,980
Loews Corp.	232,600	11,246,210
MBIA, Inc.	99,700	6,086,685

		29,049,875

Internet & Catalog Retail - 1.4%
IAC/InterActiveCorp. (a)	231,400	6,865,638

Internet Software & Services - 1.9%
Google, Inc. Cl. A (a)	16,300	9,246,501

Media - 6.2%
Comcast Corp. (a)	275,500	6,661,590
Liberty Global, Inc. Ser. C (a)	208,705	8,068,535
News Corp. Inc. Cl. A	324,700	7,140,153
XM Satellite Radio Holdings, Inc. (a)	567,300	8,038,641

		29,908,919

Metals & Mining - 4.0%
Freeport-McMoRan Cooper & Gold, Inc.	102,300	10,730,247
Lihir Gold Limited, ADR, Private Placement (Papua New Guinea)	236,900	8,535,507

		19,265,754

Multiline Retail - 2.0%
JC Penney Co., Inc.	72,500	4,594,325
Macy’s Inc.	153,800	4,970,816

		9,565,141

Multi-Utilities - 1.8%
Sempra Energy	145,000	8,427,400

Office Electronics - 1.3%
Xerox Corp. (a)	371,400	6,440,076

Oil, Gas & Consumable Fuels - 14.4%
Devon Energy Corp.	62,000	5,158,400
Hess Corp.	134,100	8,921,673
Marathon Oil Corp.	119,000	6,785,380
Murphy Oil Corp.	76,000	5,311,640
Nexen, Inc.	281,100	8,584,794
Occidental Petroleum Corp.	168,600	10,803,888
Petroleo Brasileiro SA, ADR (Brazil)	101,000	7,625,500
Suncor Energy, Inc.	119,300	11,310,833
Williams Cos., Inc.	137,900	4,696,874

		69,198,982

Pharmaceuticals - 6.1%
Abbott Laboratories	89,300	4,788,266
Roche Holdings Ltd., ADR (Switzerland)	85,300	7,707,085
Schering-Plough Corp.	193,700	6,126,731
Teva Pharmaceutical Industries Ltd., ADR (Israel)	76,200	3,388,614
Wyeth	161,500	7,194,825

		29,205,521

Semiconductors & Semiconductor Equipment - 3.8%
Intel Corp.	184,700	4,776,342
Marvell Technology Group Ltd. (a)	390,500	6,392,485
Spansion, Inc. (a)	841,300	7,108,985

		18,277,812

Software - 3.8%
Adobe Systems Incorporated (a)	224,000	9,779,840
Symantec Corp. (a)	437,500	8,478,750

		18,258,590

Specialty Retail - 1.9%
Best Buy Co., Inc.	198,600	9,139,572

Thrifts & Mortgage Finance - 1.1%
People’s United Financial, Inc.	313,660	5,420,045

Tobacco - 1.2%
Altria Group, Inc.	82,400	5,729,272

Wireless Telecommunication Services - 2.9%
NII Holdings, Inc. (a)	83,300	6,843,095
Sprint Nextel Corp.	367,988	6,991,772

		13,834,867

TOTAL COMMON STOCKS
(Cost: $376,545,055)		471,636,556

	Principal Amount (000)
CORPORATE BOND - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Trident Resources Corp., Unsec’d. Note (Canada), Private Placement, 12.996%, due 8/12/12 (a)(b)(c) (Cost: $4,870,650; purchased 9/20/07)	$5,154	5,186,798

	Units
WARRANT
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15 (a)(b)(c) (Cost: $0; purchased 8/20/07)	505,989	51

TOTAL LONG-TERM INVESTMENTS
(Cost: $381,415,705)		476,823,405

	Shares
SHORT-TERM INVESTMENTS - 1.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund- Taxable Money Market Series (d)(e) (Cost: $8,692,439)	8,692,439	8,692,439

TOTAL INVESTMENTS - 101.0%
(Cost: $390,108,144)		485,515,844
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(4,870,895)

NET ASSETS - 100%		$480,644,949

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $4,870,650. The aggregate value of $5,186,849 is approximately 1.1% of net assets.
(d)	As of September 30, 2007, three securities valued at $13,722,356 and representing 2.8% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Board of Trustees.
(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund - Taxable Money Market Series.

ADR American Depository Receipt

VARIABLE CONTRACT ANNUITY 2

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 26, 2007

*	Print the name and title of each signing officer under his or her signature.